Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	Dole plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-40695
Entity Tax Identification Number	98-1610692
City Area Code	353
Local Phone Number	1-887-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	DOLE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Country	IE
Entity Address, Address Line One	29 North Anne Street, Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Document Period End Date	Nov. 09, 2026
Central Index Key	0001857475
Amendment Flag	false